Variable Interest Entities	12 Months Ended
Dec. 31, 2022
Variable Interest Entities	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
The disclosures in this note apply to all Registrants unless indicated otherwise.

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a variable interest in a VIE.  A VIE is a legal entity that possesses any of the following conditions: the entity’s equity at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support, equity owners are unable to direct the activities that most significantly impact the legal entity’s economic performance (or they possess disproportionate voting rights in relation to the economic interest in the legal entity), or the equity owners lack the obligation to absorb the legal entity’s expected losses or the right to receive the legal entity’s expected residual returns. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether AEP is the primary beneficiary of a VIE, management considers whether AEP has the power to direct the most significant activities of the VIE and is obligated to absorb losses or receive the expected residual returns that are significant to the VIE. Management believes that significant assumptions and judgments were applied consistently.

AEP holds ownership interests in businesses with varying ownership structures. Partnership interests and other variable interests are evaluated to determine if each entity is a VIE, and if so, whether or not the VIE should be consolidated into AEP’s financial statements. AEP has not provided material financial or other support that was not previously contractually required to any of its consolidated VIEs. If an entity is determined not to be a VIE, or if the entity is determined to be a VIE and AEP is not deemed to be the primary beneficiary, the entity is accounted for under the equity method of accounting.

Consolidated Variable Interests Entities

Sabine (Applies to AEP and SWEPCo)

Sabine is a mining operator providing mining services to SWEPCo.  SWEPCo has no equity investment in Sabine but is Sabine’s only customer.  SWEPCo guarantees the debt obligations and lease obligations of Sabine.  Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo.  The creditors of Sabine have no recourse to any AEP entity other than SWEPCo.  Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee.  In addition, SWEPCo determines how much coal will be mined each year.  Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine.  SWEPCo’s total billings from Sabine for the years ended December 31, 2022, 2021 and 2020 were $168 million, $162 million and $131 million, respectively.  See the tables below for the classification of Sabine’s assets and liabilities on SWEPCo’s balance sheets.

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $155 million.  Since SWEPCo uses self-bonding, the guarantee commits SWEPCo to complete the reclamation, in the event, Sabine does not complete the work.  This guarantee ends upon completion of reclamation.  The mine end-of-life has been adjusted to March 2023, in order to align with the announced closure of the Pirkey Power Plant. Reclamation is expected to be complete by 2037 at an estimated cost of $135 million.  Actual reclamation costs could vary due to inflation and scope changes to the mine reclamation.  SWEPCo recovers these costs through its fuel clauses. As of December 31, 2022, SWEPCo has recorded $122 million of mine reclamation costs in Asset Retirement Obligations and has collected $89 million through a rider for reclamation costs. The remaining $33 million is recorded in Deferred Charges and Other Noncurrent Assets on SWEPCo’s balance sheets.
DCC Fuel (Applies to AEP and I&M)

I&M has nuclear fuel lease agreements with DCC Fuel, which was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M.  DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions.  Each DCC Fuel entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt.  Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M.  Payments on the leases for the years ended December 31, 2022, 2021 and 2020 were $84 million, $91 million and $94 million, respectively.  The leases were recorded as finance leases on I&M’s balance sheets as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months.  Based on I&M’s control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel.  The finance leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel’s assets and liabilities on I&M’s balance sheets.

Transition Funding (Applies to AEP and AEP Texas)

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to restructuring legislation in Texas. Management has concluded that AEP Texas is the primary beneficiary of Transition Funding because AEP Texas has the power to direct the most significant activities of the VIE and AEP Texas’ equity interest could potentially be significant. Therefore, AEP Texas is required to consolidate Transition Funding. As of December 31, 2022 and 2021, $70 million and $68 million of the securitized bonds were included in Long-term Debt Due Within One Year - Nonaffiliated, respectively, and $71 million and $141 million were included in Long-term Debt - Nonaffiliated, respectively, on the balance sheets. Transition Funding has securitized transition assets of $125 million and $184 million as of December 31, 2022 and 2021, respectively, which are presented separately on the face of the balance sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from AEP Texas under-recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to AEP Texas or any other AEP entity. AEP Texas acts as the servicer for Transition Funding’s securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding’s assets and liabilities on the balance sheets.

Restoration Funding (Applies to AEP and AEP Texas)

Restoration Funding was formed for the sole purpose of issuing and servicing securitization bonds related to storm restoration of AEP Texas’ distribution system primarily due to damage caused by Hurricane Harvey. Management has concluded that AEP Texas is the primary beneficiary of Restoration Funding because AEP Texas has the power to direct the most significant activities of the VIE and AEP Texas’ equity interest could potentially be significant. Therefore, AEP Texas is required to consolidate Restoration Funding. As of December 31, 2022 and 2021, $24 million and $23 million of the securitized bonds were included in Long-term Debt Due Within One Year - Nonaffiliated, respectively, and $150 million and $173 million were included in Long-term Debt - Nonaffiliated, respectively, on the balance sheets. Restoration Funding has securitized assets of $161 million and $183 million as of December 31, 2022 and 2021, respectively, which are presented separately on the face of the balance sheets. The securitized restoration assets represent the right to impose and collect Texas storm restoration costs from customers receiving electric transmission or distribution service from AEP Texas under-recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized assets. The bondholders have no recourse to AEP Texas or any other AEP entity. AEP Texas acts as the servicer for Restoration Funding’s securitized assets and remits all related amounts collected from customers to Restoration Funding for interest and principal payments on the securitization bonds and related costs. See the table below for the classification of Restoration Funding’s assets and liabilities on the balance sheets.
Appalachian Consumer Rate Relief Funding (Applies to AEP and APCo)

Appalachian Consumer Rate Relief Funding was formed for the sole purpose of issuing and servicing securitization bonds related to APCo’s under-recovered ENEC deferral balance.  Management has concluded that APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding because APCo has the power to direct the most significant activities of the VIE and APCo’s equity interest could potentially be significant.  Therefore, APCo is required to consolidate Appalachian Consumer Rate Relief Funding.  As of December 31, 2022 and 2021, $26 million and $26 million of the securitized bonds were included in Long-term Debt Due Within One Year - Nonaffiliated, respectively, and $147 million and $173 million were included in Long-term Debt - Nonaffiliated, respectively, on the balance sheets.  Appalachian Consumer Rate Relief Funding has securitized assets of $160 million and $185 million as of December 31, 2022 and 2021, respectively, which are presented separately on the face of the balance sheets. The phase-in recovery property represents the right to impose and collect West Virginia deferred generation charges from customers receiving electric transmission, distribution and generation service from APCo under a recovery mechanism approved by the WVPSC.  In November 2013, securitization bonds were issued.  The securitization bonds are payable only from and secured by the securitized assets.  The bondholders have no recourse to APCo or any other AEP entity.  APCo acts as the servicer for Appalachian Consumer Rate Relief Funding’s securitized assets and remits all related amounts collected from customers to Appalachian Consumer Rate Relief Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Appalachian Consumer Rate Relief Funding’s assets and liabilities on APCo’s balance sheets.

AEP Credit (Applies to AEP)

AEP Credit is a wholly-owned subsidiary of Parent. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 25% of AEP Credit’s short-term borrowing needs in excess of third-party financings. Any third-party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on AEP’s control of AEP Credit, management concluded that AEP is the primary beneficiary and is required to consolidate AEP Credit. See the tables below for the classification of AEP Credit’s assets and liabilities on the balance sheets. See “Securitized Accounts Receivables - AEP Credit” section of Note 14.

EIS (Applies to AEP)

AEP’s subsidiaries participate in one protected cell of EIS for six lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell’s only participant, but allows certain third-parties access to this insurance. AEP’s subsidiaries and any allowed third-parties share in the insurance coverage, premiums and risk of loss from claims. Based on AEP’s control and the structure of the protected cell of EIS, management concluded that AEP is the primary beneficiary of the protected cell and is required to consolidate the protected cell of EIS. The insurance premium expense to the protected cell for the years ended December 31, 2022, 2021 and 2020 was $31 million, $30 million and $31 million, respectively. See the tables below for the classification of the protected cell’s assets and liabilities on the balance sheets.  The amount reported as equity is the protected cell’s policy holders’ surplus.
Transource Energy (Applies to AEP)

Transource Energy was formed for the purpose of investing in utilities which develop, acquire, construct, own and operate transmission facilities in accordance with FERC-approved rates. AEP has equity and voting ownership of 86.5% with the other owner having 13.5% interest. Management has concluded that Transource Energy is a VIE and that AEP is the primary beneficiary because AEP has the power to direct the most significant activities of the entity and AEP’s equity interest could potentially be significant. Therefore, AEP is required to consolidate Transource Energy. Transource Energy’s activities consist of the development, construction and operation of FERC-regulated transmission assets in Missouri, West Virginia, Pennsylvania, Maryland and Oklahoma. Transource Energy has a credit facility agreement where borrowings are loaned through intercompany lending agreements to its subsidiaries. The creditor to the agreement has no recourse to the general credit of AEP. Transource Energy’s credit facility agreement contains certain covenants and require it to maintain a percentage of debt-to-total capitalization at a level that does not exceed 67.5%. See the tables below for the classification of Transource Energy’s assets and liabilities on the balance sheets.

Apple Blossom Wind Holdings LLC and Black Oak Getty Wind Holdings LLC (Applies to AEP)

AEP holds an equity interest in Apple Blossom Wind Holdings LLC (Apple Blossom) and Black Oak Getty Wind Holdings LLC (Black Oak) (collectively the Project Entities). The Project Entities have long-term PPAs for 100% of their energy production. The Project Entities are tax equity partnerships with nonaffiliated noncontrolling interests to which a percentage of earnings, tax attributes and cash flows are allocated in accordance with the respective limited liability company agreements. Management concluded the Project Entities are VIEs and that AEP is the primary beneficiary of both based on its power as managing member to direct the respective activities that most significantly impact the Project Entities’ economic performance. In addition, AEP has not provided material financial or other support to the Project Entities that was not previously contractually required. See the table below for the classification of Project Entities’ assets and liabilities on the balance sheets.

The nonaffiliated interests in the Project Entities are presented in Noncontrolling Interests on the balance sheets.  As of December 31, 2022 and 2021, AEP recognized $94 million and $108 million, respectively, of Noncontrolling Interests related to the Project Entities in Equity on the balance sheets.

The Project Entities’ tax equity partnerships represent substantive profit-sharing arrangements. The method for attributing income and loss to the noncontrolling interests is a balance sheet approach referred to as the hypothetical liquidation at book value (HLBV) method. Under the HLBV method, the income and loss attributable to the noncontrolling interests reflect changes in the amounts the members would hypothetically receive at each balance sheet date under the liquidation provisions of the respective limited liability company agreements, assuming the net assets of these entities were liquidated at recorded amounts, after taking into account any capital transactions, such as contributions or distributions, between the entities and the members. For the years ended December 31, 2022 and 2021, the HLBV method resulted in a loss of $9 million and $7 million, respectively, allocated to Noncontrolling Interests.
Santa Rita East (Applies to AEP)

AEP owns an 85% interest in Santa Rita East Wind Energy Holdings, LLC and its wholly-owned subsidiary, Santa Rita East Wind Energy, LLC (collectively, Santa Rita East). Santa Rita East is a partnership whose sole purpose is to own and operate a 302 MW wind generation facility in west Texas. Santa Rita East delivers energy and provides renewable energy credits through three long-term PPAs totaling 260 MWs. The remaining 42 MWs of energy are sold at wholesale into ERCOT. Management has concluded that Santa Rita East is a VIE and that AEP is the primary beneficiary based on its power as managing member of the partnership to direct the activities that most significantly impact Santa Rita East’s economic performance. See the tables below for the classification of Santa Rita East’s assets and liabilities on the balance sheets.
AEP recognized $24 million, $25 million and $23 million of PTCs attributable to Santa Rita East for the years ended December 31, 2022, 2021 and 2020, respectively, which was recorded in Income Tax Expense (Benefit) on the statements of income. The nonaffiliated interest in Santa Rita East is presented in Noncontrolling Interests on the balance sheets. As of December 31, 2022 and 2021, AEP recorded $58 million and $59 million, respectively, of Noncontrolling Interests related to Santa Rita East in Equity on the balance sheets.
Dry Lake (Applies to AEP)
In November 2020, AEP signed a Purchase and Sale Agreement with a nonaffiliate to acquire a 75% ownership interest in the entity that owns Dry Lake Solar Project (collectively, Dry Lake). Dry Lake is a partnership whose sole purpose is to own, operate and maintain a 100 MW solar generation facility in southern Nevada. In March 2021, AEP closed the transaction and the solar project was placed in-service in May 2021. Dry Lake delivers energy and provides renewable energy credits through a long-term PPA. Management has concluded that Dry Lake is a VIE and that AEP is the primary beneficiary based on its power as managing member to direct the activities that most significantly impact Dry Lake’s economic performance. See the table below for the classification of Dry Lake assets and liabilities on the balance sheets.
The ITC attributable to Dry Lake for the years ended December 31, 2022 and 2021 which was recorded in Income Tax Expense (Benefit) on the statements of income was not material. The nonaffiliated interest in Dry Lake is presented in Noncontrolling Interests on the balance sheets. As of December 31, 2022 and 2021, AEP recognized $34 million and $35 million of Noncontrolling Interest on the balance sheets.
The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2022

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		AEP Texas Restoration Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$108.3	$90.2	$27.0		$21.1		$13.5
Net Property, Plant and Equipment	7.2	179.1	—		—		—
Other Noncurrent Assets	130.0	94.0	140.9	(a)	168.8	(b)	164.6	(c)
Total Assets	$245.5	$363.3	$167.9		$189.9		$178.1

LIABILITIES AND EQUITY
Current Liabilities	$25.4	$90.0	$73.2		$31.3		$29.3
Noncurrent Liabilities	219.4	273.3	90.4		157.4		146.9
Equity	0.7	—	4.3		1.2		1.9
Total Liabilities and Equity	$245.5	$363.3	$167.9		$189.9		$178.1

(a)Includes an intercompany item eliminated in consolidation of $16 million.
(b)Includes an intercompany item eliminated in consolidation of $7 million.
(c)Includes an intercompany item eliminated in consolidation of $2 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2022

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Apple Blossom and Black Oak	Santa Rita East	Dry Lake
	(in millions)
ASSETS
Current Assets	$1,181.0	$194.5	$23.5	$8.3	$21.3	$4.0
Net Property, Plant and Equipment	—	—	482.3	216.5	421.6	142.6
Other Noncurrent Assets	9.0	0.3	2.7	13.6	0.1	0.3
Total Assets	$1,190.0	$194.8	$508.5	$238.4	$443.0	$146.9

LIABILITIES AND EQUITY
Current Liabilities	$1,087.8	$46.4	$22.8	$4.5	$9.6	$1.0
Noncurrent Liabilities	0.9	79.1	218.6	5.4	7.3	0.7
Equity	101.3	69.3	267.1	228.5	426.1	145.2
Total Liabilities and Equity	$1,190.0	$194.8	$508.5	$238.4	$443.0	$146.9

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2021

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		AEP Texas Restoration Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$77.2	$65.2	$24.9		$24.3		$16.0
Net Property, Plant and Equipment	51.8	118.6	—		—		—
Other Noncurrent Assets	104.1	57.2	208.3	(a)	192.6	(b)	187.8	(c)
Total Assets	$233.1	$241.0	$233.2		$216.9		$203.8

LIABILITIES AND EQUITY
Current Liabilities	$18.9	$65.1	$71.2		$36.1		$29.0
Noncurrent Liabilities	214.3	175.9	157.8		179.6		172.9
Equity	(0.1)	—	4.2		1.2		1.9
Total Liabilities and Equity	$233.1	$241.0	$233.2		$216.9		$203.8

(a)Includes an intercompany item eliminated in consolidation of $24 million.
(b)Includes an intercompany item eliminated in consolidation of $8 million.
(c)Includes an intercompany item eliminated in consolidation of $2 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2021

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Apple Blossom and Black Oak	Santa Rita East	Dry Lake
	(in millions)
ASSETS
Current Assets	$996.6	$217.3	$38.8	$9.9	$7.6	$4.0
Net Property, Plant and Equipment	—	—	475.4	217.3	437.6	146.1
Other Noncurrent Assets	10.4	—	3.0	11.3	—	0.3
Total Assets	$1,007.0	$217.3	$517.2	$238.5	$445.2	$150.4

LIABILITIES AND EQUITY
Current Liabilities	$953.1	$37.5	$12.5	$6.6	$5.8	$0.9
Noncurrent Liabilities	0.9	82.3	216.9	5.2	7.0	0.6
Equity	53.0	97.5	287.8	226.7	432.4	148.9
Total Liabilities and Equity	$1,007.0	$217.3	$517.2	$238.5	$445.2	$150.4
Non-Consolidated Significant Variable Interests

DHLC (Applies to AEP and SWEPCo)

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO.  The operations of DHLC are governed by the lignite mining agreement among SWEPCo, CLECO and DHLC. SWEPCo and CLECO share the executive board seats and voting rights equally. In accordance with the lignite mining agreement, each entity is responsible for 50% of DHLC’s obligations, including debt.  SWEPCo and CLECO equally approve DHLC’s annual budget.  The creditors of DHLC have no recourse to any AEP entity other than SWEPCo.  As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee earned by DHLC.  In April 2020, SWEPCo and CLECO jointly filed a notification letter to the LPSC providing notice of the cessation of lignite mining. SWEPCo’s total billings from DHLC for the years ended December 31, 2022 were not material, and for the years ended December 31, 2021 and 2020 were $47 million and $142 million, respectively.  DHLC paid dividends of $25 million, $0 million, and $0 million to SWEPCo for the years ended December 31, 2022, 2021, and 2020, respectively. SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC.  SWEPCo’s equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo’s balance sheets.

SWEPCo’s investment in DHLC was:

	December 31,
	2022		2021
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	0.4	0.4	23.8	23.8
SWEPCo’s Share of Obligations	—	36.8	—	50.3
Total Investment in DHLC	$8.0	$44.8	$31.4	$81.7

OVEC (Applies to AEP and OPCo)

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2022, AEP’s ownership in OVEC was 43.47%. Parent owns 39.17% and OPCo owns 4.3%. APCo, I&M and OPCo are members to an intercompany power agreement.  The Registrants’ power participation ratios are 15.69% for APCo, 7.85% for I&M and 19.93% for OPCo. Participants of this agreement are entitled to receive and are obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs, including outstanding indebtedness, and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances. As of December 31, 2022 and 2021, OVEC’s outstanding indebtedness was approximately $1.1 billion and $1.1 billion, respectively. Although they are not an obligor or guarantor, the Registrants’ are responsible for their respective ratio of OVEC’s outstanding debt through the intercompany power agreement. Principal and interest payments related to OVEC’s outstanding indebtedness are disclosed in accordance with the accounting guidance for “Commitments.” See the “Commitments” section of Note 6 for additional information.

AEP is not required to consolidate OVEC as it is not the primary beneficiary, although AEP and its subsidiary holds a significant variable interest in OVEC. Power to control decision making that significantly impacts the economic performance of OVEC is shared amongst the owners through their representation on the Board of Directors of
OVEC and the representation of the sponsoring companies on the Operating Committee under the intercompany power agreement.

AEP’s investment in OVEC was:

	December 31,
	2022		2021
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$4.4	$4.4	$4.4	$4.4
AEP’s Ratio of OVEC Debt (a)	—	478.2	—	492.0
Total Investment in OVEC	$4.4	$482.6	$4.4	$496.4

(a)Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt was $173 million, $86 million and $219 million as of December 31, 2022 and $177 million, $89 million and $226 million as of December 31, 2021, respectively.

Power purchased by the Registrant Subsidiaries from OVEC is included in Purchased Electricity for Resale on the statements of income and is shown in the table below:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
APCo	$119.3	$104.3	$94.4
I&M	59.7	52.2	47.2
OPCo	151.8	133.0	120.8

AEPSC (Applies to Registrant Subsidiaries)

AEPSC provides certain managerial and professional services to AEP’s subsidiaries.  Parent is the sole equity owner of AEPSC.  AEP management controls the activities of AEPSC.  The costs of the services are based on a direct-charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC’s cost.  AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered.  AEPSC finances its operations through cost reimbursement from other AEP subsidiaries.  There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business.  AEPSC and its billings are subject to regulation by the FERC.  AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations.  AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC’s cost reimbursement structure.  However, AEP subsidiaries do not have control over AEPSC.  AEPSC is consolidated by AEP.  In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$236.8	$206.9	$199.4
AEPTCo	286.6	267.1	270.3
APCo	347.5	313.3	294.9
I&M	192.4	200.9	210.2
OPCo	272.5	234.9	232.8
PSO	142.3	123.7	113.2
SWEPCo	192.5	168.6	161.8
The carrying amount and classification of variable interest in AEPSC’s accounts payable were as follows:

	December 31,
	2022		2021
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$27.8	$27.8	$22.2	$22.2
AEPTCo	31.6	31.6	23.3	23.3
APCo	41.5	41.5	44.1	44.1
I&M	27.7	27.7	21.8	21.8
OPCo	31.1	31.1	25.5	25.5
PSO	17.7	17.7	13.7	13.7
SWEPCo	23.8	23.8	20.5	20.5

AEGCo (Applies to I&M)

AEGCo, a wholly-owned subsidiary of Parent, is consolidated by AEP.  AEGCo owns a 50% ownership interest in Rockport Plant, Units 1 and 2. AEGCo sells all the output from the Rockport Plant to I&M.  AEP has agreed to provide AEGCo with the funds necessary to satisfy all of the debt obligations of AEGCo.  I&M is considered to have a significant interest in AEGCo due to these transactions.  I&M is exposed to losses to the extent it cannot recover the costs of AEGCo through its normal business operations.  In the event AEGCo would require financing or other support outside the billings to I&M, this financing would be provided by AEP. Total billings to I&M from AEGCo for the years ended December 31, 2022, 2021 and 2020 were $242 million, $218 million and $173 million, respectively. The carrying amounts of I&M’s liabilities associated with AEGCo as of December 31, 2022 and 2021 were $17 million and $18 million, respectively. Management estimates the maximum exposure of loss to be equal to the amount of such liability.

Significant Equity Method Investments in Unconsolidated Entities (Applies to AEP)

For a discussion of the equity method of accounting, see the “Equity Investment in Unconsolidated Entities” section of Note 1.

AEP Wind Holdings, LLC

In September 2022, AEP signed a PSA with a nonaffiliate for AEP’s interest in Flat Ridge 2, one of the five joint ventures that were held as of December 31, 2021 by AEP. The transaction closed in the fourth quarter of 2022 and had an immaterial impact on the financial statements. As of December 31, 2022, through AEP Wind Holdings, LLC, AEP holds a 50% interest in four joint ventures in multiple states which own distinct generation facilities. BP Wind Energy holds the other 50% interest in each of these joint ventures. All four wind farms have long-term PPAs for 100% of their energy production. One of the jointly-owned wind farms has PPAs with I&M and OPCo for a portion of its energy production. The joint ventures are not considered VIEs and AEP is not required to consolidate them as AEP does not have a controlling financial interest. However, AEP is able to exercise significant influence over the joint ventures and therefore applies the equity method of accounting.

The following financial figures in the respective periods include the results Flat Ridge 2 prior to its disposal. As of December 31, 2022 and 2021, AEP’s carrying value of the investment in the joint ventures was $247 million and $399 million, respectively. As of December 31, 2022 and 2021, the difference between AEP’s carrying value and the amount of underlying equity in net assets was $62 million and $(3) million, respectively. The investment includes amounts recognized in AOCI related to interest rate cash flow hedges. AEP’s equity earnings (loss) associated with the joint venture wind farms was $(194) million, $(12) million and $2 million for the years ended December 31, 2022, 2021, and 2020, respectively. AEP recognized $39 million, $33 million, and $36 million of PTCs attributable to the joint ventures for the years ended December 31, 2022, 2021, and 2020 respectively, which was recorded in Income Tax Expense (Benefit) on the statements of income. See the “Impairments” section of Note 7 for additional information.
ETT ETT designs, acquires, constructs, owns and operates certain transmission facilities in ERCOT. Berkshire Hathaway Energy, a nonaffiliated entity, holds a 50% membership interest in ETT and AEP Transmission Holdco holds a 50% membership interest in ETT. As a result, AEP, through its wholly-owned subsidiary, holds a 50% membership interest in ETT. As of December 31, 2022 and 2021, AEP’s investment in ETT was $762 million and $733 million, respectively. AEP’s equity earnings associated with ETT were $74 million, $66 million and $68 million for the years ended December 31, 2022, 2021 and 2020 respectively.